Cash and cash equivalents and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]

	2024			2023			Change 24/23
(Million euro)	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total	Bonds	Bank borrowings	Total
Long term	5,198	3,058	8,256	4,441	3,412	7,852	758	(354)	404
Toll roads	5,198	2,707	7,905	4,441	2,937	7,378	758	(230)	528
US toll roads	5,198	2,138	7,337	4,441	2,307	6,748	758	(169)	589
Spanish toll roads	—	564	564	—	611	611	—	(47)	(47)
Other concessions	—	5	5	—	19	19	—	(14)	(14)
Airports	—	—	—	—	89	89	—	(89)	(89)
Construction	—	97	97	—	102	102	—	(4)	(4)
Energy	—	209	209	—	236	236	—	(26)	(26)
Other	—	44	44	—	48	48	—	(4)	(4)
Short term	1	142	143	1	62	63	—	81	81
Toll roads	1	38	39	1	31	33	—	7	7
US toll roads	1	—	1	1	—	1	—	—	—
Spanish toll roads	—	24	24	—	17	17	—	6	6
Other concessions	—	14	14	—	14	14	—	1	1
Airports	—	94	94	—	15	15	—	80	80
Construction	—	5	5	—	5	5	—	1	1
Energy	—	2	2	—	11	11	—	(9)	(9)
Other	—	3	3	—	3	3	—	—	—
TOTAL	5,199	3,200	8,400	4,442	3,473	7,915	757	(272)	485

Disclosure of gross infrastructure and ex infrastructure project borrowings [Table Text Block]

(Million euro)	Dec. 2023	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes and other	Capitalized/accrued interest	Dec. 2024
Infrastructures project borrowings	7,915	70	472	(22)	(36)	8,400

(Million euro)	Dec. 2023	Increase/decrease with impact on cash flow	Foreign exchange effect	Impact of scope changes	Capitalized/accrued interest and other	Dec. 2024
Bank borrowings	3,449	(569)	19	—	(11)	2,888
Cross- currency swaps	13	—	(16)	—		(2)
Ex-infrastructure projects borrowings	3,463	(569)	4	—	(11)	2,886

Disclosure of other infrastructure projects company borrowings [Table Text Block]

	2024			2023
(Million euro)	Long term	Short term	Total	Long term	Short term	Total	Change 24/23
Autovía de Aragón	5	14	19	19	14	33	(14)
Dalaman International Airport	—	94	94	89	15	104	(10)
Conc. Prisiones Lledoners,S.A.	61	3	63	63	2	65	(2)
Depusa Aragón S.A.	22	2	24	24	1	25	(2)
Budimex Group	15	1	16	15	1	16	—
Parque Solar Casilla	—	—	—	20	3	23	(22)
Transchile Charrúa Transmisión, S.A.	105	—	105	91	8	99	5
Centella Transmisión, S.A.	105	2	106	125	—	125	(18)
UK Waste Treatment (Thalia)	44	3	47	48	1	49	(2)
TOTAL Other infrastructure project company borrowings	356	119	474	494	44	538	(64)

Disclosure of maturities by currency and fair value of infrastructure project company borrowings [Table Text Block]

(Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Infrastructure project company obligations		3,574	5,199	1	8	1	215	1	4,704	4,930
TOLL ROADS		3,574	5,199	1	8	1	215	1	4,704	4,930
	USD	3,574	5,199	1	8	1	215	1	4,704	4,930
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,200	3,200	120	233	155	151	274	2,690	3,624
TOLL ROADS		2,745	2,745	98	104	130	122	133	2,565	3,152
	USD	2,138	2,138	70	71	95	79	82	2,153	2,549
	EUR	607	607	28	33	35	43	51	412	603
AIRPORTS		94	94	14	16	18	20	21	16	105
	EUR	94	94	14	16	18	20	21	16	105
CONSTRUCTION		103	103	4	4	5	5	5	79	102
	EUR	87	87	4	4	5	5	5	64	87
	PLN	16	16	—	—	—	—	—	15	15
ENERGY		211	211	2	106	—	—	109	—	216
	EUR	—	—	—	—	—	—	—	—	—
	USD	211	211	2	106	—	—	109	—	216
OTHER		47	47	3	3	3	4	5	30	49
	GBP	47	47	3	3	3	4	5	30	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		6,774	8,400	121	241	156	366	275	7,394	8,554

(Million euro)	Currency	Fair value 2023	Carrying amount 2023	2024	2025	2026	2027	2028	2029+	Total maturities
Infrastructure project company obligations		4,092	4,442	—	1	7	1	1	2,625	2,636
TOLL ROADS		4,092	4,442	—	1	7	1	1	2,625	2,636
	USD	4,092	4,442	—	1	7	1	1	2,625	2,636
	EUR	—	—	—	—	—	—	—	—	—
Bank borrowings of infrastructure project companies		3,473	3,473	76	60	285	61	169	4,782	5,434
TOLL ROADS		2,968	2,968	34	38	34	35	141	4,627	4,909
	USD	2,307	2,307	3	—	—	—	97	4,154	4,253
	EUR	661	661	31	38	34	35	44	473	656
AIRPORTS		104	104	10	14	16	18	20	37	115
	EUR	104	104	10	14	16	18	20	37	115
CONSTRUCTION		106	106	4	4	4	5	5	84	106
	EUR	91	91	4	4	4	5	5	69	91
	PLN	15	15	—	—	—	—	—	15	15
ENERGY		295	295	28	5	230	3	4	34	304
	USD	224	224	2	2	228	—	—	—	232
OTHER		49	49	3	3	3	3	4	34	49
	GBP	49	49	3	3	3	3	4	34	49
TOTAL INFRASTRUCTURE PROJECT COMPANY BORROWINGS		7,565	7,915	76	61	292	62	171	7,407	8,070

Disclosure of credit limits and credit drawable for infrastructure projects [Table Text Block]

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Debt recognized	Limit	Utilized	Drawable	Debt recognized
Toll Roads	8,091	8,082	9	7,945	7,545	7,545	—	7,410
US toll roads	7,479	7,479	—	7,338	6,889	6,889	—	6,749
Spanish toll roads	593	584	9	587	623	623	—	628
Other concessions	19	19	—	19	33	33	—	33
Airports	105	105	—	94	115	115	—	104
Construction	103	102	—	103	106	106	1	106
Energy	220	216	4	211	255	255	—	246
Other	49	49	—	47	49	49	—	49
TOTAL BORROWINGS	8,567	8,554	13	8,400	8,070	8,070	1	7,915

Disclosure of short and long term borrowing ex infrastructure projects [Table Text Block]

			2024			2023
(Million euro)	Long term	Short term	Total	Long term	Short term	Total
Corporate bonds and debentures	1,773	518	2,292	2,270	320	2,590
Euro Commercial Paper	—	249	249	—	500	500
Corporate liquidity lines	60	252	312	296	—	296
Other borrowings	3	33	36	5	58	63
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES	1,836	1,052	2,889	2,571	879	3,449

Disclosure of corporate debt ex infrastructure project [Table Text Block]

Issuance date	Nominal value (Million euro)	Maturity	Annual coupon
3/29/2017	500	3/31/2025	1.375%
5/14/2020	780	5/14/2026	1.38%
11/12/2020	500	11/12/2028	0.540%
9/10/2023	500	9/13/2030	4.375%

Disclosure of corporate debt and other borrowings [Table Text Block]

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Bonds	2,280	2,280	—	2,292	2,581	2,581	—	2,590
Syndicated facility	788	250	538	252	900	250	650	236
ECPs	249	249	—	249	500	500	—	500
Credit lines	60	60	—	60	60	60	—	60
TOTAL CORPORATE DEBT	3,377	2,839	538	2,852	4,041	3,391	650	3,386

	2024				2023
(Million euro)	Limit	Utilized	Drawable	Consolidated debt	Limit	Utilized	Drawable	Consolidated debt
Construction	131	17	114	14	163	26	137	13
Airports	—	—	—	14	—	—	—	31
Other	8	8	—	8	22	20	2	19
OTHER BORROWINGS	140	26	114	36	185	46	139	63

Disclosure of maturities by currency and fair value of borrowings excluding infrastructure project companies [Table Text Block]

Borrowings (Million euro)	Currency	Fair value 2024	Carrying amount 2024	2025	2026	2027	2028	2029	2030+	Total maturities
Corporate debt		2,830	2,852	999	780	60	500	—	500	2,839
	EUR	2,830	2,852	999	780	60	500	—	500	2,839
Other borrowings		36	36	2	9	12	2	1	—	26
	EUR	7	7	—	—	—	1	—	—	1
	PLN	5	5	2	1	1	—	1	—	5
	CLP	7	7	—	—	7	1	—	—	8
	Other	17	17	—	8	4	—	—	—	12
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		2,866	2,889	1,001	789	72	502	1	500	2,865

Borrowings (Million euro)	Currency	Fair value 2023	Carrying amount 2023	2024	2025	2026	2027	2028	2029+	Total maturities
Corporate debt		3,331	3,386	800	750	781	60	500	500	3,391
	EUR	3,331	3,386	800	750	781	60	500	500	3,391
Other borrowings		63	63	21	5	13	6	1	—	46
	EUR	3	3	—	—	—	—	1	—	1
	PLN	9	9	1	5	2	1	—	—	9
	CLP	19	19	20	—	—	—	—	—	20
	Other	32	32	—	—	11	5	—	—	16
TOTAL BORROWINGS EXCLUDING INFRASTRUCTURE PROJECT COMPANIES		3,394	3,449	821	755	794	66	501	500	3,437